Financial instruments	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Financial instruments

20 Financial instruments

20.1 Initial recognition and measurement

Trade receivables and bonds issued are initially recognized when they are originated. All other financial assets and liabilities are initially recognized when the Company becomes a party to the contractual provisions of the instrument.

A financial asset (unless it is a trade receivable without a significant financing component) or financial liability is initially measured at fair value plus or minus, for an item not measured at fair value through profit or loss (“FVTPL”), transactions costs that are directly attributable to its acquisition or issue. A trade receivable without a significant financing component is initially measured at the transaction price.

(a) Classification, subsequent measurement and gains and losses

Financial Assets

On initial recognition, a financial asset is classified as measured at: amortized cost; fair value through other comprehensive income (“FVOCI”) or FVTPL.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:

(i) It is held within a business model whose objective is to hold assets to collect contractual cash flows; and

(ii) Its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

A financial asset can also be measured at FVOCI if it meets both of the following conditions and is not designated as at FVTPL:

(i) It is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and

(ii) Its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

All financial assets not classified as measured at amortized cost or FVOCI as described above are measured at FVTPL. This includes all derivative financial assets (see Note 20.5).

Financial assets at FVTPL are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in profit or loss, except when the financial asset is designated as a hedging instrument (see Note 20.2).

Financial assets at amortized cost are subsequently measured at amortized cost using the effective interest method and, if applicable, reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

Financial assets at FVOCI are subsequently measured at fair value. Interest income calculated using the effective interest method, foreign exchange gains and losses and, when applicable, impairment loss are recognized in profit or loss. Other net gains and losses are recognized in Other Comprehensive Income (“OCI”). On derecognition, gains and losses accumulated in OCI are reclassified to profit or loss.

Financial liabilities

Financial liabilities are classified as measured at amortized cost or FVTPL. A financial liability is classified as at FVTPL if it is a derivative.

Financial liabilities at FVTPL are measured at fair value and net gains and losses, including any interest expense, are recognized in profit or loss. Other financial liabilities are subsequently measured at amortized cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognized in profit or loss, except when the financial asset is designated as a hedging instrument (see Note 20.2). Any gain or loss on derecognition is also recognized in profit or loss.

(b) Derecognition of financial instruments

Financial Asset

The Company derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire or when the Company transfers the rights to receive the contractual cash flows in a transaction in which either:

(i) Substantially all of the risks and rewards of ownership of the financial asset are transferred; or

(ii) The Company neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.

When the Company enters into transactions whereby it transfers assets recognized in its statement of financial position, but retains either all or substantially all of the risks and rewards of the transferred assets, the financial assets are not derecognized.

Financial Liabilities

The Company derecognizes a financial liability when its contractual obligations are discharged, cancelled, or expire. The Company also derecognizes a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.

On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash assets transferred or liabilities assumed) is recognized in profit or loss.

Interest rate reform

When the base for determining the contractual cash flows of a financial asset or financial liability measured at amortized cost changes as a result of interest rate reform, the Company updates the effective interest rate of the financial asset or financial liability to reflect the change required by the reform.

A change in the base for determining the contractual cash flows is required by the interest rate benchmark reform if the following conditions are met: (i) the change is necessary as a direct consequence of the reform; and (ii) the new base for determining contractual cash flows is economically equivalent to the previous base - i.e., the base immediately prior to the change.

When changes were made in a financial asset or financial liability in addition to changes in the base for determining the contractual cash flows required by the interest rate benchmark reform, the Company updates first the effective interest rate of the financial asset or financial liability to reflect the change required by the interest rate benchmark reform. Then the Company applies the accounting policies for changes from the additional modifications.

(c) Offsetting

Financial assets or financial liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Company currently has a legally enforceable right to set off the amounts and it intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.

20.2 Derivative financial instruments and hedge accounting

The Company holds derivative financial instruments to hedge its foreign currency and interest rate risk exposures. Embedded derivatives are separated from the host contract and accounted for separately if the host contract is not a financial asset and certain criteria are met.

Derivatives are initially measured at fair value. Subsequent to initial recognition, derivatives are measured at fair value, and changes therein are generally recognized in profit or loss.

The Company designates certain derivatives and non-derivative financial liabilities as hedging instruments to hedge the variability in cash flows associated with highly probable forecast transactions arising from changes in foreign exchange rates and interest rates.

At inception of designated hedging relationships, the Company documents the risk management objective and strategy for undertaking the hedge. The Company also documents the economic relationship between the hedged item and the hedging instrument, including whether the changes in cash flows of the hedged item and hedging instrument are expected to offset each other.

Cash flow hedges

When a derivative is designated as a cash flow hedging instrument, the effective portion of changes in the fair value of the derivative is recognized in OCI. The effective portion of changes in the fair value of the derivative that is recognized in OCI is limited to the cumulative change in fair value of the hedged item, determined on a present value basis, from inception of the hedge. Any ineffective portion of changes in the fair value of the derivative is recognized immediately in profit or loss.

If the hedge no longer meets the criteria for hedge accounting, or the hedging instrument is sold, expires, is terminated or is exercised, then hedge accounting is discontinued prospectively. When hedge accounting for cash flow hedges is discontinued, the amount that has been accumulated in hedge reserve remains recognized in OCI until the expected future cash flows affect the profit or loss.

If the hedged future cash flows are no longer expected to occur, then the amounts that have been accumulated in OCI are immediately reclassified to profit or loss.

20.3 Fair Value

(a) Fair value measurement

Fair value is the price to be received in the sale of an asset or paid for the transfer of a liability in a transaction not forced between market players on the measurement date, in the main market or, in the case of a lack of one, the most advantageous market in which the Company has access on said date.

The Company recognizes derivative financial instruments at their fair value and the main sources of information are the stock exchanges, commodities and futures markets, published by Central Bank of Brazil (“BACEN”), Bloomberg and Reuters. Nevertheless, the volatility of the foreign exchange and interest rate markets in Brazil has been resulting in significant changes in future rates and interest rates over short periods of time, leading to significant changes in the fair value of derivatives and other financial instruments.

The fair values of non-derivative quoted financial instruments are based on current bid prices. If the market for a financial asset and for unlisted securities is not active, the Company establishes fair value by using valuation techniques. These techniques include the use of recent arm’s length transactions, reference to other instruments that are substantially the same, discounted cash flow analysis, or option pricing models that make maximum use of market inputs and rely as little as possible on information provided by the Management.

The following methods and assumptions were used to estimate the fair value:

(i) Financial assets classified as FVTPL or FVOCI are measured in accordance with the fair value hierarchy (Level 1 and Level 2), with inputs used in the measurement processes obtained from sources that reflect the most recent observable market prices.

(ii) Trade accounts receivable and trade payables, mostly classified as amortized cost, corresponds to their respective carrying amounts due to the short-term maturity of these instruments. When purchase or sale prices include material financial charges, the securities are adjusted to their present value.

(iii) The fair value of borrowings is estimated by discounting future contractual cash flows at the market interest rate, which is available to Company in similar financial instruments.

(iv) The fair value of bonds is based on prices negotiated in financial markets, plus the respective carrying amount of interests.

The fair values of the remaining assets and liabilities correspond to their carrying amount. The valuation of liabilities (Note 20.4) considers the present value of expected payments, discounted by a discount rate adjusted to the risk.

(b) Fair value hierarchy

Level 1: fair value obtained through prices quoted (without adjustments) in active markets for identical assets or liabilities, such as the stock exchange; and

Level 2: fair value obtained from financial models using directly observable market data, such as discounted cash flow, when the instrument is a forward purchase/sale or a swap contract, or such as the Black-Scholes model, when the instrument has the characteristics of an option.

To measure the credit risk of the parties involved in derivative instruments, the Company uses Credit Valuation Adjustment (“CVA”) or Debt Valuation Adjustment (“DVA”) models, applied flow by flow on the mark-to-market value of each instrument. The Company adopts the ratings of the other parties for positive flows and its own rating for negative flows, both available in the market and disclosed by renowned rating agencies, as a necessary assumption to define the probability of default.

20.4 Non-derivative financial instruments and other liabilities: consolidated

				Book value		Fair value
	Note	Classification by category	Fair value hierarchy	2021	2020	2021	2020

Cash and cash equivalents	5
Cash and banks		Amortized cost		5,050,822	1,946,963	5,050,822	1,946,963
Financial investments		Fair value through profit or loss	Level 2	3,629,864	11,915,889	3,629,864	11,915,889
				8,680,686	13,862,852	8,680,686	13,862,852

Financial investments	6
LFT´s and LF´s		Fair value through profit or loss	Level 2	2,337,171	2,163,042	2,337,171	2,163,042
Time deposit investments		Amortized cost		106,271	53,941	106,271	53,941
Other		Fair value through profit or loss	Level 2	1,066,113	1,425,808	1,066,113	1,425,808
				3,509,555	3,642,791	3,509,555	3,642,791

Trade accounts receivable	7	Amortized cost		7,118,452	4,677,092	7,118,452	4,677,092
Trade accounts receivable	7	Fair value through other comprehensive income	Level 2	48,508	78,116	48,508	78,116

Trade payables	15	Amortized cost		12,164,730	9,953,548	12,164,730	9,953,548

Borrowings	16	Amortized cost
Foreign currency - Bond			Level 1	30,322,998	34,963,651	33,690,876	37,155,060
Foreign currency - other borrowings			Level 2	4,703,059	5,959,493	4,696,970	6,371,070
Local currency			Level 2	465,258	1,499,400	451,899	2,591,920
				35,491,315	42,422,544	38,839,745	46,118,050

Braskem Idesa borrowings	17	Amortized cost
Project Finance			Level 2		7,700,072		11,486,114
Bonds			Level 1	11,939,268	4,729,587	12,197,524	4,411,259
Other			Level 2	849,859		931,141
				12,789,127	12,429,659	13,128,665	15,897,373

Debentures	18	Amortized cost	Level 2	196,918	236,115	195,570	248,778

Loan to non-controlling shareholder of Braskem Idesa	9(a)	Amortized cost		3,646,538	3,222,493	3,646,538	3,222,493

Leniency agreement	25	Amortized cost		1,123,296	1,474,350	1,123,296	1,474,350

20.5 Derivative financial instruments

		Operation characteristics		Accumulated
	Fair value	Principal exposure		OCI (equity)			Net (Asset)/	Change in	Financial	Net (Asset)/
Identification	hierarchy		Derivatives	Extrinsic value	Intrinsic value	Fair value	Liability 2020	fair value	settlement	Liability 2021

Non-hedge accounting transactions
Exchange swap	Level 2	Argentine peso	Dollar				(3)	58	(52)	3
NCE swap	Level 2	Real	Dollar				145,144	48,726	(193,870)
Swap C3/PGP	Level 2	Propane	Propene				63,901	202,002	(251,604)	14,299
Swap Nafta/Gasolina	Level 2	Gasoline	Naphtha				7,046	13,315	(37,208)	(16,847)
							216,088	264,101	(482,734)	(2,545)

Hedge accounting transactions
Dollar call and put options	Level 2	Real	Dollar	(20,223)	(64,993)	(85,216)	144,801	143,336	(202,921)	85,216
Interest rate swaps	Level 2	Libor	Fixed rates				155,775	(52,164)	(103,611)
Dollar swap CDI	Level 2	Real	Dollar+Fixed rates			(502,508)	566,640	87,555	(151,687)	502,508
				(20,223)	(64,993)	(587,724)	867,216	178,727	(458,219)	587,724
Derivatives

Assets
Current assets							33,769			33,816
Non-current assets							34,091			51
Total							67,860			33,867
Liabilities
Current liabilities							592,251			256,131
Non-current liabilities							558,913			362,915
Total							1,151,164			619,046
Total (Liabilities (-)assets)							1,083,304			585,179

The counterparties in these contracts are constantly monitored based on the analysis of their respective ratings and Credit Default Swaps (“CDS”). The Company has many bilateral risk mitigators in its derivative contracts, such as the possibility of depositing or requesting deposits of a guaranteed margin from the counterparties.

Derivative financial instruments held on December 31, 2021, were contracted on both internationally recognized stock exchanges and on Over the Counter (“OTC”) markets with large financial counterparties under global derivative contracts in Brazil or abroad.

The Company’s Financial Policy provides for the active management and continued protection against undesired fluctuations in currencies and rates arising from its operations and financial items, with the possibility of contracting derivative instruments (swaps, NDFs, options, etc.). The other market risks are addressed on a case-by-case basis for each transaction. In general, the Company assesses the need for hedging in the analysis of prospective transactions and seeks to customize the hedge and keeps it in place for the hedged period transaction.

In general, the Company elects to designate derivative financial instruments in a hedge accounting relationship when the application is expected to significantly improve in presenting the offsetting effect on the changes in the hedged items.

Hedge accounting transactions

(a.i) Dollar call and put option

As of December 31, 2021, the Company holds a total notional amount of put options of US$1.73 billion (R$9.65 billion), with an average strike price of US$1/R$4.80 and notional amount of call options of US$1.21 billion (R$6.75 billion) with an average strike price of US$1/R$6.88. The operations have a maximum term of 24 months.

Dollar-denominated future sales in Reais were designated for hedge accounting, with the months of revenue recognition always coinciding with the months of the options. The future elements of forward exchange contracts are excluded from the designation of hedge instrument and are separately recorded as hedging cost, recognized in the other comprehensive income.

(a.ii) Dollar Swap

In 2018, the Company contracted foreign exchange derivative operations (“swaps”) in the aggregate amount of R$1.27 billion, with annual maturities over the following 5 years starting January 2019. The amount payable in January 2020 was subject to the variation in the IPCA index. The remaining maturities are subject to the variation in the CDI. These operations were designated to cash flow hedge accounting, where the hedging instruments are foreign exchange derivatives and the hedged objects are highly probable future revenues in the domestic market subject to fluctuations in Brazilian R$/US$ price.

Accordingly, the mark-to-market adjustment of the effective portion of the hedge will be recognized under shareholders equity in OCI and will be recognized in the financial result only upon the maturity of each installment.

(a.iii) Interest rate swap linked to LIBOR

Braskem Idesa contracted swap operations with the purpose of offsetting part of the LIBOR variation arising from the financings mentioned in Note 17.

The Company prepaid the Project Finance (Note 17) and consequently settled the LIBOR swap linked to it.

20.6 Non-derivative financial liabilities designated to hedge accounting

(a) Future exports in US$

The Company designated non-derivate financial liabilities in foreign currency to hedge the future cash flows generated by its exports. This decision was based on two important concepts and judgments: (i) the high probability of performing exports according to its business plan (see Note 22.2), which are inherent to the market and business where it operates, and (ii) the Company’s capacity to finance its liabilities in US$, since its guidance and strategy determine the financing priority in US$ and its Financial Policy requires maintaining a minimum level of net liabilities in US$.

On May 1, 2013, Braskem designated non-derivative financial liabilities, denominated in US$, as a hedge for the flow of its highly probable future exports. Thus, the impact of exchange rates on future cash flows in dollars derived from these exports is offset by the foreign exchange variation on the designated liabilities, partly eliminating the volatility of results. The exchange rate on the date of the designation was US$1/R$2.0017.

On October 10, 2017, new financial instruments for the future sales hedging, which mature in 2028, were designated. The hedged exchange rate was US$1/R$3.1688.

In 2019, three new designations were made, as follows: with maturity in 2025, at an initial rate of US$1/R$3.6694; with maturity in 2025, at an initial rate of US$1/R$3.9650; and with maturity between 2030 and 2031, at an initial rate of US$1/R$3.9786.

The main actions carried out are detailed below:

• January 2, 2020: Designation of US$600 million (R$2.6 billion) of future sales with maturity in 2032 (hedged exchange rate of US$1/R$4.0213);

• March 31, 2020: Discontinuation of hedge accounting of U$$362 million (R$1.9 billion) in 2020 (discontinuation rate of US$1/R$5.1987).

• March 1, 2021: Designation of US$400 million (R$2.2 billion) of future sales with maturity in 2025 (hedged exchange rate of US$1/R$5.5832);

• October 31, 2021: Discontinuation of hedge accounting of US$400 million (R$2.3 billion) in 2024 (hedged exchange rate of US$1/R$5.6430).

As of December 31, 2021, the exports that were designated not yet realized and not discontinued are shown below:

	Total nominal value	Total nominal value
	US$	R$

2024	288,854	1,611,950
2025	800,000	4,464,400
2028	1,250,000	6,975,626
2030	800,000	4,464,400
2031	800,000	4,464,400
2032	800,000	4,464,400
	4,738,854	26,445,177

The following table shows the changes in financial instruments designated for this hedge in the year:

					US$
		Discontinued	Realized
		or realized	discontinued
	2020	hedge (*)	hedge	Designations	2021

Designated balance	5,274,854	(1,316,000)	380,000	400,000	4,738,854

(*)	Out of this amount, US$600,000 refers to hedges that were discontinued and US$716,000 that were realized in 2021.

The Company considers these exports in the selected period (2022/2032) as highly probable, based on the following factors:

• In recent years, Braskem exported an average US$2.4 billion per year, which represents approximately 3 to 4 times the annual exports of the hedged exports.

• Hedged exports represent between 20% and 30% of the export flows planned by the Company.

• The exports of the Company are not sporadic or occasional but constitute an integral part of its strategy and of the petrochemical business, in which competition is global. Several of the products produced by the Company are primarily and recurrently intended for export.

As of December 31, 2021, the maturities of financial liabilities designated were as follows:

	Total nominal value	Total nominal value
	US$	R$

2024	288,854	1,611,950
2025	800,000	4,464,400
2028	1,250,000	6,975,626
2030	800,000	4,464,400
2031	800,000	4,464,400
2032	800,000	4,464,400
	4,738,854	26,445,177

The following table provides the balance of discontinued hedge accounting in 2021 (US$1,837,372), which is recorded in OCI and will be transferred to financial income (expenses) in accordance with the schedule of future hedged sales:

		Conversion rate
	Total nominal	at Inception	Closing rate	Gross nominal
	value US$	R$/US$	R$/US$	value

Hedge discontinued - From first to fourth quarter 2022	719,000	2.0017	3.9786	1,421,391
Hedge discontinued - From first to fourth quarter 2023	718,372	2.0017	4.2698	1,629,321
Hedge discontinued - From third to fourth quarter 2024	400,000	2.0017	5.6430	1,456,520
	1,837,372			4,507,232

Hedge instruments were contracted with subsidiaries abroad observing the existence of guarantees arising from their operations with third parties, using non-derivative financial liabilities in which the foreign subsidiary acted as an intermediary of the Company in the operations were selected, which effectively maintained the essence of the transactions. Trade payables, especially naphtha, were also considered in the transaction.

To ensure the continuity of the hedging relationship, the Company plans to refinance and/or replace these hedge instruments to adjust them to the schedule and value of the hedged exports. The rollover or replacement of the hedge instrument are provided for in IFRS9. This explains the fact that liabilities designated for hedge are not necessarily equivalent to the exports designated in the year.

The following table provides the balances of exchange variation recognized in the Company’s financial results due to the realization of exports designated, for this hedge in 2021:

		Conversion rate
	Total nominal	at Inception	Closing rate	Gross nominal
	value US$	R$/US$	R$/US$	value

First quarter	150,000	2.0017	5.3747	505,946
Second quarter	186,000	2.0017	5.4739	645,837
Third quarter	180,000	2.0017	3.9786	355,842
Fourth quarter	200,000	2.0017	3.9786	395,380
	716,000			1,903,005

The changes in foreign exchange variation and income taxes under OCI of this hedge are as follows:

	Exchange		Net
	variation	Income taxes	effect

As of December 31, 2020	(13,095,288)	4,452,397	(8,642,891)

Exchange variation recorded in the period on OCI / Income taxes	(1,910,274)	649,493	(1,260,781)

Exchange variation transferred to profit or loss / Income taxes	1,903,004	(647,021)	1,255,983

As of December 31, 2021	(13,102,558)	4,454,869	(8,647,689)

The realizations expected for 2022 will occur in conformity with the initial designation schedule, and the exchange variation recorded in other comprehensive income will be transferred to the financial results.

In 2022, realizations will be made at the discounted cash flow rates. The quarterly schedule of hedged exports in the following quarters of 2022 follows:

	Total nominal	Total nominal
	value US$	value R$

First quarter	175,000	976,588
Second quarter	208,000	1,160,744
Third quarter	186,000	1,037,973
Fourth quarter	150,000	837,075
	719,000	4,012,380

(b) Liabilities related to the Project Finance of future sales in US$

On October 1, 2014, the subsidiary Braskem Idesa designated its liabilities in the amount of R$2,878,936 related to Project Finance, denominated in US$, as hedge instruments to protect highly probable future sales flows. Due to the disbursements by the project's lenders in 2015, Braskem Idesa designated new amounts in April and September 2015, of US$290,545 (R$916,640) and US$23,608 (R$86,700), respectively, for hedge accounting.

Therefore, the impact of exchange variation on future flows of sales in US$ derived from these sales in US$ will be offset by the exchange variation on the designated liabilities, partially eliminating the volatility in the results of the subsidiary.

The Management of Braskem Idesa believes these future sales are highly probable, based on the following:

• In Mexico, domestic sales can be made in US$. In 2016, Braskem Idesa began to operate and sell products, including sales in US$ in the domestic and international markets.

• The hedged flow corresponds to less than 35% of the planned revenue flow of the project over the designated period. The current amount of sales already meets the volume of designated hedge, which confirms the highly probable nature of the designated cash flow.

• The financing was obtained through a Project Finance structure and will be repaid exclusively through the cash generation of the project (Note 17).

In October 2021, the subsidiary Braskem Idesa designated US$1,350,000 (R$7,277,175) in future sales due to the issue of sustainability-linked bonds (Note 17) denominated in US$.

As of December 31, 2021, designated and unrealized sales were as follows:

	Nominal value	Nominal value
	US$	R$

2023	22,500	125,561
2024	22,500	125,561
2025	22,500	125,561
2026	82,500	460,391
2030	225,000	1,255,613
2031	225,000	1,255,613
2032	525,000	2,929,763
2033	525,000	2,929,763
2034	300,000	1,674,150
2035	300,000	1,674,150
	2,250,000	12,556,126

As a result of the prepayment of the Project Finance (Note 17), all cash flows designated and not yet realized will be discontinued. The balance under other comprehensive income will be transferred to financial results in accordance with the schedule of future hedged sales.

The following table shows the changes in financial instruments designated for this hedge in the year:

					US$
		Discontinued	Realized discontinued	New
	2020	hedge	hedge	designations	2021

Designated balance	2,371,443	(1,622,370)	150,827	1,350,000	2,250,000

As of December 31, 2021, the designated financial liabilities to hedge future sales were distributed as follows:

	Nominal value	Nominal value
	US$	R$

2023	22,500	125,561
2024	22,500	125,561
2025	22,500	125,561
2026	82,500	460,391
2030	225,000	1,255,613
2031	225,000	1,255,613
2032	525,000	2,929,763
2033	525,000	2,929,763
2034	300,000	1,674,150
2035	300,000	1,674,150
	2,250,000	12,556,126

The following table provides the amounts of hedge accounting discontinued in 2021 (US$1,920,920), recorded in Braskem Idesa’s other comprehensive income, which will be transferred to financial results according to the schedule of future hedged sales as they occur:

		Conversion rate
	Total nominal	at Inception	Closing rate	Total nominal	Gross nominal
	value US$	MXN/US$	MXN/US$	value MXN	value

Hedge discontinued in May 16, 2016	9,917	13.4541	17.9915	44,997	12,284
Hedge discontinued in December 2, 2019	622,965	13.6665	19.6113	3,703,429	1,011,036
Hedge discontinued in December 10, 2019	24,839	13.4541	19.3247	145,821	39,809
Hedge discontinued in February 18,2020	703	13.4541	18.5712	3,598	982
Hedge discontinued in October 20,2021	1,262,496	13.6576	20.3587	8,460,057	2,309,596
	1,920,920			12,357,902	3,373,707

The following table provides the balances of exchange variation recognized in Braskem Idesa’s financial results due to the realization of sales designated and discontinued for this hedge in 2021:

		Conversion rate
	Total nominal	at Inception	Closing rate	Total nominal	Gross nominal
	value US$	MXN/US$	MXN/US$	value MXN	value

First quarter	69,855	13.6534	19.9798	441,931	117,985
Second quarter	75,848	13.6515	20.5309	521,789	125,812
Third quarter	77,094	13.6518	19.8298	476,287	124,636
Fourth quarter	80,594	13.6512	20.1269	521,903	138,796
	303,391			1,961,910	507,229

The changes in foreign exchange variation and income taxes under OCI are as follows:

	Exchange		Net
	variation	Income taxes	effect

As of December 31, 2020	(2,534,135)	760,979	(1,773,156)

Exchange variation recorded in the period on OCI / Income taxes	(204,604)	61,381	(143,223)

Exchange variation transferred to profit or loss / Income taxes	507,228	(152,168)	355,060

As of December 31, 2021	(2,231,511)	670,192	(1,561,319)

Effectiveness tests were conducted and all operations were deemed effective in reducing the dispersion of revenue from sales designated for hedge, when evaluated in Mexican Pesos.

The realizations expected for 2022 will occur in accordance with the initial designation schedule, and the exchange variation recorded in other comprehensive income will be transferred to the financial results. Below is the quarterly schedule of hedged sales in US$ in 2022:

	Nominal value	Nominal value
	US$	R$

First quarter	29,136	162,594
Second quarter	72,612	405,210
Third quarter	72,612	405,210
Fourth quarter	78,844	439,992
	253,204	1,413,006

20.7 Credit quality of financial assets

(a) Trade accounts receivable

The Company’s clients do not have risk ratings assigned by credit rating agencies. For this reason, the Company developed its credit rating methodology for all accounts receivable from clients in Brazil and abroad.

Considering the stages 1, 2 and 3 of expected credit losses, the percentage of trade accounts receivable by risk ratings was as follows:

Schedule of trade accounts receivable by credit ratings

			(%)
		2021	2020
Minimal Risk		65.39	67.53
Low Risk		26.65	20.08
Medium Risk		6.02	10.43
High Risk		1.54	1.10
Very High Risk	(i)	0.40	0.86
(i)	Most clients in this group are inactive and the respective accounts are in the process of collection actions in the courts. Clients in this group that are still active buy from the Company and pay in advance.

The calculation below considers the accounts receivable figure overdue more than 30 days, divided by consolidated gross revenue in the last 12 months:

	Last 12 months
	Domestic market	Export market
December 31, 2021	0.01%	0.08%
December 31, 2020	0.05%	0.14%

For the export market, approximately 80% of the portfolio has guarantees, consisting primarily of credit insurance. For the domestic market, approximately 23% of the portfolio has guarantees, mainly suretyships by the partners of counterparties, complemented by credit insurance.

(b) Cash and cash equivalents and financial investments

In order to determine the credit ratings of counterparties classified under cash and cash equivalents, and financial investments, the Company uses the risk rating of agencies Standard & Poor’s, Moody’s and Fitch Ratings, within the limits established in its Financial Policy.

		2021	2020
Financial assets with risk assessment
AAA		6,858,500	13,639,273
AA+		107,444	412,612
AA		816,408	735,755
AA-		73,888	199,405
A+		2,919,276	1,336,334
A		107,057	53,941
A-		236,969	91,487
BBB+		894	982,225
BBB		1,026,232	49
BBB-		554
BB+		50
BB		1,479
		12,148,751	17,451,081
Financial assets without risk assessment
Quotas of investment funds in credit rights		1,721
Other financial assets with no risk assessment	(i)	39,769	54,562
		41,490	54,562

Total		12,190,241	17,505,643

(i)	Investments approved by the Management, in accordance with the Financial Policy.

20.8 Sensitivity analysis

Financial instruments, including derivatives, may be subject to changes in their fair value as a result of the variation in commodity prices, foreign exchange rates, interest rates, shares and share indexes, price indexes and other variables. The sensitivity of the derivative and non-derivative financial instruments to these variables are presented below:

(a) Selection of risks

As of December 31, 2021, the main risks that can affect the value of Company’s financial instruments are:

· US$/R$ exchange rate;

· LIBOR floating interest rate;

· IPCA inflation rate;

· Selic interest rate; and

· CDI interest rate.

For the purposes of the risk sensitivity analysis, the Company presents the exposures to currencies as if they were independent, that is, without reflecting in the exposure to a foreign exchange rate the risks of the variation in other foreign exchange rates that could be directly influenced by it.

(b) Value at risk

The value at risk of the derivatives held by the Company which is defined as the impact on the fair value adjustment that could result in one month as from December 31, 2021, with a probability of 5%, and under normal market conditions, was estimated by the Company at US$23,657 (R$132,018) for put options and call options (Note 20.5(a.i)) and US$26,082 (R$145,551) for the US$ swap (Note 20.5(a.ii)).

(c) Selection of scenarios

The Focus Market Readout published by the BACEN was used to create the probable scenario for the US$/R$ exchange rate, the Selic interest rate and the CDI interest rate as of December 31, 2021.

According to the Market Readout, at the end of 2022, US$1 will remain at approximately R$5.60, while the Selic rate should reach 11.50% p.a. at the end of the period. The Selic rate is used as benchmark for sensitivity analysis of the CDI rate.

Since the Market Readout survey does not include consensus forecasts for the LIBOR rate, the projection of the U.S. Federal Reserve for the Federal Funds rate at the end of the year was used, published in December 2021, in comparison with the current level of the Federal Funds rate on December 31, 2021. The forecasts point to the current level of the Federal Funds rate remaining unchanged, which means that the variation in the probable scenario for LIBOR in the sensitivity analysis is null for all financial instruments indexed to LIBOR.

For each variable analyzed in the sensitivity analysis, the Company has considered estimating annualized variations corresponding to 1 and 3 standard deviations of monthly averages of the last five years. They are equivalent to approximately 15.866% and a 0.135% probability of occurrence for the reasonably possible and possible scenarios, respectively. Then, these changes are applied to the current market levels of each variable.

Effects of COVID-19

The assumptions of the future value adopted in the construction of the probable scenario and the current value of each variable in this analysis are referenced to the reporting date December 31, 2021. Given the instability in the current economic scenario caused by the COVID-19 pandemic, interest rates and foreign exchange rates are affected daily. The Company’s gains and losses in these probable stress scenarios are analyzed by increasing each variable according to the aforementioned.

The sensitivity values in the table below are the changes in the value of the financial instruments in each scenario:

		Additional variations to the book value

				Gain (losses)
	Exposure value as of	Probable	Reasonably possible	Possible
Instrument / Sensitivity	December 31, 2021	1US$ = R$5,60	1US$ = R$6,32	1US$ = R$7,81

Real/US$ exchange rate
Bonds	(42,262,266)	(147,677)	(5,622,868)	(16,868,605)
Export prepayments	(46,249)	(162)	(6,153)	(18,460)
Financings for investiments in plants	(2,445,937)	(8,547)	(325,425)	(976,274)
SACE	(1,824,276)	(6,375)	(242,714)	(728,143)
Dollar call and put options (i)	(85,217)	(7,729)	(252,319)	(1,458,259)
Dollar swap x CDI	(502,508)	(8,388)	(212,589)	(632,005)
MONFORTE	(266,403)	(931)	(35,444)	(106,332)
Nexi	(120,200)	(420)	(15,992)	(47,977)
Other	(849,859)	(2,970)	(113,071)	(339,214)
Financial investments abroad	5,936,290	20,743	789,806	2,369,417

				Gain (losses)
	Exposure value as of	Probable	Reasonably possible	Possible
Instrument / Sensitivity	December 31, 2021	1,42%	0,3%	0,47%

Libor floating interest rate
Export prepayments	(46,249)	(19,280)	(1,373)	(4,118)
Nexi	(120,200)	(96,406)	(6,864)	(20,591)
SACE	(1,824,276)	(1,146,782)	(81,646)	(244,939)
MONFORTE	(266,403)	(86,426)	(6,153)	(18,460)
Financings for investiments in plants	(2,445,937)	(1,448,186)	(103,105)	(309,316)
Other	(849,859)	(289,804)	(20,633)	(61,899)

				Gain (losses)
	Exposure value as of	Probable	Reasonably possible	Possible
Instrument / Sensitivity	December 31, 2021	11,5%	11,88%	17,15%

CDI interest rate
Debentures	(47,109)	(3,833)	(4,508)	(14,472)
Financial investments in Brazil	4,480,620	95,609	111,898	335,975

				Gain (losses)
	Exposure value as of	Probable	Reasonably possible	Possible
Instrument / Sensitivity	December 31, 2021	5,03%	11,51%	14,4%

IPCA interest rate
Debêntures	(150,352)	24,477	(7,509)	(23,180)
BNDES	(435,778)	241,788	(87,535)	(291,961)
BNB/ FINEP/ FUNDES/FINISA/FINAME/FNE	(4,616)	830	(260)	(809)

				Gain (losses)
	Exposure value as of	Probable	Reasonably possible	Possible
Instrument / Sensitivity	December 31, 2021	11,5%	11,88%	17,15%

Selic interest rate
Leniency agreement	(1,085,468)	(36,697)	(42,993)	(130,903)
Dollar swap x CDI	(502,508)	16,752	20,802	77,279

(i)	The Company is in the short position of a possible counterparty call.